Recovery of Erroneously Awarded Compensation	12 Months Ended
Dec. 31, 2025
Restatement Determination Date:: 2025-12-31
Erroneously Awarded Compensation Recovery
Erroneous Compensation Analysis

Clawback Policy

Our board of directors adopted the Hydrofarm Holdings Group, Inc. Clawback Policy (the “Clawback Policy”). Pursuant to the Clawback Policy, upon the occurrence of an accounting restatement of the Company’s financial statements due to the Company’s material noncompliance with any financial reporting requirements under U.S. securities laws, the Company shall recover incentive-based compensation received by executive officers, subject to limited exceptions, regardless of whether such officers engaged in fraud or misconduct relating to the restatement. “Incentive-based compensation” under the Clawback Policy includes (i) any compensation that is granted, earned, or vested based wholly or in part upon the attainment of any financial reporting measures that are determined and presented in accordance with generally accepted accounting principles (“GAAP”) used in preparing the Company’s financial statements and (ii) any measures derived wholly or in part from such GAAP measures, as well as non-GAAP measures, stock price, and total shareholder return. The Company did not have an accounting restatement in fiscal 2024 or 2025. A copy of our Clawback Policy was filed as Exhibit 97.1 to our Annual Report on Form 10-K.